Description of Business and Organization (Tables)	6 Months Ended
Jun. 30, 2026
Description of Business and Organization [Line Items]
Schedule of Consolidated VIE and Subsidiaries of the VIE

As of June 30, 2026, the details of the Company’s major subsidiaries, consolidated VIE and the subsidiaries of the VIE are as follows:

	Date of	Place of	Percentage of ownership by the Company
Entity	incorporation	incorporation	Direct	Indirect	Principal activities
Subsidiaries:
Pom (HK)	March 12, 2021	Hong Kong	100% owned by the Company	—	Investment holding
Guangzhou WFOE	April 6, 2021	PRC	100% owned by Pom (HK)	—	WFOE, Investment holding
Guangzhou Li Luo Technology Co., Ltd.	February 4, 2026	PRC	100% owned by Guangzhou WFOE	—	Online hospital service

VIE:
Qilekang Digital Health	January 12, 2010	PRC	—	94.86%	Online hospital service and pharmaceutical supply chain
VIE’s subsidiaries:
Guangzhou Qilekang Modern Pharmaceutical Logistics Co., Ltd. (“Modern Logistics”)	October 24, 2002	PRC	—	100% owned by Qilekang Digital Health	Drugs wholesale
Hangzhou Qilekang Pharmaceutical Co., Ltd. (“Hangzhou Qilekang”)	July 27, 2016	PRC	—	100% owned by Qilekang Digital Health	Offline retail pharmacy and drugs wholesale
Nanjing Qilekang Pharmaceutical Co., Ltd. (“Nanjing Qilekang”)	November 13, 2018	PRC	—	80% owned by Qilekang Digital Health	Drugs sales
Suzhou Qilekang Pharmaceutical Co., Ltd. (“Suzhou Qilekang”)	September 2, 2024	PRC	—	100% owned by Qilekang Digital Health	Drugs sales
Guangzhou Qilekang Cloud Technology Co., Ltd. (“Guangzhou Cloud Tech”)	November 5, 2024	PRC	—	100% owned by Qilekang Digital Health	Online service and pharmaceutical supply chain
Guangzhou Pomegranate Cloud Pharma Health Industry Technology Co., Ltd.	February 20, 2025	PRC	—	100% owned by Qilekang Cloud Technology	Drugs sales
Guangzhou Wanggang International Medical Management Co., Ltd.	September 26, 2017	PRC	—	100% owned by Qilekang Cloud Technology	Drugs sales

Schedule of Financial Information for the VIE

The following tables represent the selected financial information for the VIE as of December 31, 2025 and June 30, 2026 and for the six months ended June 30, 2025 and 2026.

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	RMB	RMB	US$
Current assets	46,138,392	67,077,820	9,886,047
Non-current assets	2,590,800	2,378,273	350,515
Total assets	48,729,192	69,456,093	10,236,562
Current liabilities	264,182,042	393,222,831	57,953,875
Non-current liabilities	370,685,951	371,268,969	54,718,275
Total liabilities	634,867,993	764,491,800	112,672,150
Net deficit	(586,138,801)	(695,035,707)	(102,435,588)

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Net revenues	174,469,851	198,904,347	29,314,873
Net loss	(19,885,492)	(108,563,975)	(16,000,350)

	For the Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Net cash (used in) provided by operating activities	(16,775,572)	2,262,292	333,421
Net cash used in investing activities	(512,200)	(63,078)	(9,297)
Net cash provided by (used in) financing activities	15,270,864	(4,678,408)	(689,512)